Debt Obligations, net (Schedule of Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Apr. 14, 2017	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt obligations	$ 308,000			$ 0
Debt premium, net	(926)			0
Total debt obligations, net	307,074			0
Secured Debt
Debt Instrument [Line Items]
Total debt obligations	308,000			0
Debt premium, net	(926)
Total debt obligations, net	307,074
2017 Secured Financing | Secured Debt
Debt Instrument [Line Items]
Total debt obligations	227,000			0
Debt premium, net
Total debt obligations, net
Stated interest rates	3.795%		3.795%
Premium		$ 400
2017 Hollywood Mortgage | Secured Debt
Debt Instrument [Line Items]
Total debt obligations	$ 71,000
Debt premium, net
Total debt obligations, net
2017 Hollywood Mortgage | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis point spread on variable interest rate (as a percent)	1.33%
2017 Revolver | Secured Debt
Debt Instrument [Line Items]
Total debt obligations	$ 10,000			$ 0
Debt premium, net
Total debt obligations, net
2017 Revolver | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis point spread on variable interest rate (as a percent)	1.35%